About the presentation of our financial statements (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of initial application of standards or interpretations [abstract]
Summary of principal exchange rate used in preparation of financial statements

	Full-year average			Year-end
One unit of local currency buys the following number of USD	2024	2023	2022	2024	2023	2022
Pound sterling	1.28	1.24	1.24	1.25	1.28	1.21
Australian dollar	0.66	0.66	0.69	0.62	0.69	0.68
Canadian dollar	0.73	0.74	0.77	0.70	0.76	0.74
Euro	1.08	1.08	1.05	1.04	1.11	1.07
South African rand	0.055	0.054	0.061	0.053	0.054	0.059